Investments in Associates and Joint Ventures - Changes in Cost of Investments (Detail) - PHP (₱) ₱ in Millions		12 Months Ended
	Jul. 29, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year		₱ 53,364	₱ 52,123
Purchase of interests in investments accounted for using equity method	₱ 248	3,514	1,754	₱ 579
Disposals		(2,458)	(359)
Translation and other adjustments			92
Balances at end of the year		51,546	53,364	52,123
Costs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year		61,986	60,110
Purchase of interests in investments accounted for using equity method		3,514	1,777
Disposals		(2,421)
Translation and other adjustments		(59)	99
Balances at end of the year		₱ 63,020	₱ 61,986	₱ 60,110